Subsequent Events (Details 6) - Peter Kim	Sep. 08, 2015	Sep. 30, 2013
Subsequent Events
Initial term of employment		3 years
Expected | Subsequent event | Employment Agreement dated September 8, 2015
Subsequent Events
Initial term of employment	3 years